8. BIOLOGICAL ASSETS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about biological assets [abstract]
Depreciation of breeding stock	R$ 876,976	R$ 798,239	R$ 784,524
Discount rate used in the valuation	6.00%	7.07%
Weighted average price used in the valuation of biological assets	R$ 34.63	R$ 32.99
Forests pledged as collateral for financing contingencies	R$ 68,381	R$ 62,408